Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 03, 2012
Allianz AGIC Structured Alpha Fund (Second Prospectus Summary) | Allianz AGIC Structured Alpha Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Allianz AGIC Structured Alpha Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate attractive risk-adjusted absolute returns through a complete market cycle.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 27 of the Fund's
		statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above,
		can adversely affect the Fund's investment performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2013 and include organizational expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5%
return each year, and the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses
After Expense Reductions and, for all other periods, on Total Annual
		Fund Operating Expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing significantly in exchange-traded listed and FLEX U.S. equity index options, while holding cash and cash equivalents as collateral for option investments.

Under normal market conditions, the Fund will hold the majority of its assets in cash and cash equivalents such as U.S. Treasury bills. The portfolio managers will select these in an effort to maintain a stable portfolio base as collateral for the index option spread strategy described below.

Using a portion of its cash and cash equivalents as collateral, the portfolio managers utilize a combination of proprietary models to construct paired option positions, or so-called "option spreads," typically by buying and selling put options and call options on equity indexes such as the S&P 500
Index, Russell 2000 Index and NASDAQ 100. Call options are contracts representing the right to purchase the underlying instrument at a specified price (the "strike price") at or before a specified future date (the
"expiration date"), while put options represent the right to sell the underlying instrument at the strike price on or before the expiration date.
Index options, which are not based on a single underlying security, are typically cash-settled without requiring delivery. The Fund may buy and sell exchange-traded options and FLEX options (i.e., listed options that are traded on an exchange but with customized strike prices and expiration dates). Option spreads are typically created by buying and selling options of the same class on the same underlying instrument but with different strike prices or expiration dates. The number of contracts bought and sold can be different in a spread (normally called a "ratio spread") or they can be the same. The portfolio managers seek to create option-based "profit zones" that upon expiration of the combination of individual option positions that make up the option spread will capture positive payoffs if the level of the underlying index (or other instrument) ends up within the chosen "profit zone." The Fund seeks to optimize spread positions and profit zones based on (a) targeted positive return potential, (b) structural risk protections,
(c) collateral management, and (d) flexibility to restructure profit zones if necessary. The Fund intends to invest in 50 to 100 option spreads, consisting of 50 to 400 individual option positions, and may buy or sell put or call index options that are not paired as part of an option spread. The duration of individual option positions will normally range from 20 to 75 days at inception.
The gross notional value of options held by the Fund may significantly exceed the current net asset value of the Fund at any time. To the extent the Fund enters into option positions that are only partially or not at all paired as part of an option spread, the Fund may have greater exposure to rapid deterioration of the portfolio and should be deemed speculative.

The Fund may invest in exchange traded funds ("ETFs") and exchange traded notes ("ETNs"), including ETFs and ETNs that provide exposure to market volatility, either as an offset or as an addition to option-based trades. The
Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve
		its investment objective when it does so.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Market
Risk). Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default
(Fixed Income Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
		Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Allianz AGIC Structured Alpha Fund (Second Prospectus Summary) | Allianz AGIC Structured Alpha Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Estimated Other Expenses	rr_OtherExpensesOverAssets	3.78%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.28%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.38%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.90%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	732
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,482
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	732
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,482
Allianz AGIC Structured Alpha Fund (Second Prospectus Summary) | Allianz AGIC Structured Alpha Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Estimated Other Expenses	rr_OtherExpensesOverAssets	3.78%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.03%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(3.38%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.65%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	368
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,204
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	268
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,204

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Other expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2013 and include organizational expenses.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive, through December 31, 2013, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.90% for Class A and 2.65% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts until November 30, 2017, provided total expenses, including such recoupment, do not exceed the annual expenses limit.